Income taxes - Non-capital loss carry forward expiration by country (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Income taxes
Non-capital loss carry forward expiration	$ 77,909
Canada
Income taxes
Non-capital loss carry forward expiration	77,062
Australia
Income taxes
Non-capital loss carry forward expiration	$ 847